Share-Based Compensation - Schedule of Additional Information on Performance Shares (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Relative shareholder return [member]
Schedule of Additional Information on Performance Shares [Line Items]
Number of shares granted		300,784	204,523	176,661
Weighted average grant date fair value per share		$ 62.43	$ 98.94	$ 70.68
Fair value of shares vested (in millions)		$ 16	$ 0	$ 0
EBITDA CAGR [member]
Schedule of Additional Information on Performance Shares [Line Items]
Number of shares granted	169,843	300,784	204,523	176,661
Weighted average grant date fair value per share	$ 58.02	$ 58.83	$ 82.38	$ 64.59
Fair value of shares vested (in millions)		$ 12	$ 0	$ 0